GOODWILL AND INTANGIBLE ASSETS, NET - Sensitivity analysis (Details) - Banking - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Panama
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.40%	5.80%
Discount rate		8.60%
Panama | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.90%	5.30%
Discount rate		9.10%
Panama | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.40%	5.80%
Discount rate		8.60%
Panama | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.90%	6.30%
Discount rate		8.10%
Panama | Minimum
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	8.80%
Panama | Minimum | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	9.20%
Panama | Minimum | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	8.70%
Panama | Minimum | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	8.20%
Panama | Maximum
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	8.70%
Panama | Maximum | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	9.30%
Panama | Maximum | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	8.80%
Panama | Maximum | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	8.30%
Panama | Growth rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 10,929,065	$ 10,825,415
Panama | Growth rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	12,664,169	12,875,675
Panama | Growth rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	15,019,623	15,818,601
Panama | Discount rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	11,550,846	11,445,342
Panama | Discount rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	12,664,169	12,875,675
Panama | Discount rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 14,175,111	$ 14,927,894
El Salvador
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.10%	3.70%
Discount rate	14.90%	14.50%
El Salvador | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	3.60%	3.20%
Discount rate	15.90%	15.00%
El Salvador | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.10%	3.70%
Discount rate	14.90%	14.50%
El Salvador | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.60%	4.20%
Discount rate	13.90%	14.00%
El Salvador | Growth rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 4,611,843	$ 2,767,605
El Salvador | Growth rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	5,041,507	2,910,600
El Salvador | Growth rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	5,559,874	3,067,742
El Salvador | Discount rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	4,948,901	2,860,861
El Salvador | Discount rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	5,041,507	2,910,600
El Salvador | Discount rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 5,143,103	$ 2,965,172
Guatemala
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.10%	5.10%
Discount rate	10.10%	10.80%
Guatemala | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.60%	4.60%
Discount rate	10.60%	11.30%
Guatemala | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.10%	5.10%
Discount rate	10.10%	10.80%
Guatemala | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.60%	5.60%
Discount rate	9.60%	10.30%
Guatemala | Growth rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 5,514,165	$ 3,183,867
Guatemala | Growth rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	6,156,028	3,511,578
Guatemala | Growth rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	6,942,610	3,903,315
Guatemala | Discount rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	5,807,354	3,347,817
Guatemala | Discount rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	6,156,028	3,511,578
Guatemala | Discount rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 6,582,183	$ 3,706,836